GS Mortgage-Backed Securities Trust 2022-PJ2 ABS-15G

Exhibit 99.2 - Schedule 6

Customer Loan ID	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: XXXX Audit Value: Audit Value Pulled From Note.
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: XXXX Audit Value: Audit Value Pulled From Note.
XXXX	Appraisal Value	Per Tape	Per Data	Incoming Value: XXXX Audit Value: Audit Value Pulled From Appraisal.
XXXX	CLTV	XXXX	XXXX	Incoming Value: XXXX Audit Value: Audit Value of 1st + 2nd liens / Value XX
XXXX	DTI	XXXX	XXXX	1008 DTI XX%. Audit used a less conservative figure for net rental income based on the documentation in the loan file.
XXXX	First Payment Date	Per Tape	Per Data	Incoming Value: XX/XX/XXXX Audit Value: Audit Value Pulled From Note
XXXX	LTV	XXXX	XXXX	Incoming Value: XX Audit Value: Audit Value of 1st lien / Value XX
XXXX	Original Loan Amount	Per Tape	Per Data	Incoming Value: XXXX Audit Value: Audit Value Pulled From Note
XXXX	CoBorrower Last Name	Per Tape	Per Data	Incoming Value:XXXX Audit Value: Audit Value Pulled From Note
XXXX	DTI	XXXX	XXXX	1008 DTI XX%. Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
XXXX	DTI	XXXX	XXXX	Lender used estimated taxes and insurance figures. Audit used actual figures based on documentation in the loan file.
XXXX	Original Payment	Per Tape	Per Data	Incoming Value: XX Audit Value: Audit Value Pulled From Note.
XXXX	Property Zip	Per Tape	Per Data	Incoming value: XXXX Audit value: Audit Value Pulled From Note